Investments in associated companies - Additional Information (Detail)	12 Months Ended
Dec. 31, 2025
Aduna Global Holding LLC [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Percentage of ownership	50.00%
Proportion of ownership interest in associate	50.00%
Conceal Fab Inc., [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Proportion Of Ownership Interest Divested from Associate	35.60%
Ericsson Nikola Tesla d.d., [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Percentage of ownership	49.07%
Proportion of ownership interest in associate	49.07%